LEASES - Summary of maturities of lease payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating Lease Liabilities Payments Due [Abstract]
2021	¥ 3,462
2022	1,281
2023 and thereafter	663
Total lease payment	5,406
Less imputed interest	(211)
Total	¥ 5,195	$ 796	¥ 35,215